Goodwill and Other Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite live intangible assets
Estimated Useful Life	5 years
Gross		$ 356,500	$ 3,856,500
Current Year Impairments		3,500,000
Accumulated Amortization		186,967
Net		169,533
Goodwill
Gross	$ 835,295	835,295	835,295
Current Year Impairments
Accumulated Amortization
Net	$ 885,295	$ 835,295	835,295
Customer List And Tradename [Member]
Finite live intangible assets
Estimated Useful Life		5 years
Gross		$ 24,500	24,500
Current Year Impairments
Accumulated Amortization		12,667
Net		$ 11,833
Non-Compete Agreements [Member]
Finite live intangible assets
Estimated Useful Life		5 years
Gross		$ 332,000	332,000
Current Year Impairments
Accumulated Amortization		174,300
Net		$ 157,700
Intellectual Property [Member]
Finite live intangible assets
Estimated Useful Life		25 years
Gross			3,500,000
Current Year Impairments		3,500,000
Accumulated Amortization
Net